Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Dec. 31, 2013 Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued			87	800	860	0
Convertible redeemable preferred stock, shares outstanding			87	800	860	0
Series B convertible redeemable preferred stock par value (in Dollars per share)							$ 0.001	$ 0.001
Series B convertible redeemable preferred stock shares issued							467	2,243
Series B convertible redeemable preferred stock shares outstanding							467	2,243
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	116,339,293	26,924,643
Common stock, shares outstanding	116,339,293	26,924,643